Deferred Taxation - Schedule of Analysis of the Deferred Tax Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Analysis of the Deferred Tax Balances [Abstract]
Net deferred tax assets recognized in the consolidated statement of financial position
Net deferred tax liabilities recognized in the consolidated statement of financial position	$ 42,698	$ 39,313	$ 29,857